SHAREHOLDERS EQUITY and NON-CONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2018
Shareholders Equity And Non-Controlling Interests [Abstract]
Schedule of change in Pubco shares outstanding by class
Shareholders’ Equity	Subordinate Voting Shares	Subordinate Voting Shares Held in Treasury	Proportionate Voting Shares (as converted)	Multiple Voting Shares	Total Shares Outstanding
December 31, 2017	—	—	—	—	—
Existing unitholders transfer	8,817	(842)	57,835	168	65,978
Private placement	12,566	—	—	—	12,566
Other share issuances	88	—	—	—	88
December 31, 2018	21,471	(842)	57,835	168	78,632

Schedule of warrants
Number of Warrants
December 31, 2017	—
Granted	2,259
December 31, 2018	2,259

Schedule of non-controlling interests in consolidated subsidiaries
NCI purchases	HSCP Oregon	MMRC	Cannabliss	Impire	MA RMDS	WPMC	PWPA	Total
Cash	$400	$203	$301	$—	$1,364	$875	$16,500	$19,643
Seller’s notes	—	—	760	—	7,000	1,125	—	8,885
Class D units	—	—	250	2,500	1,000	1,725	—	5,475
Forgiveness of shareholder advance	100	—	—	—	—	—	—	100
Total consideration	$500	$203	$1,311	$2,500	$9,364	$3,725	$16,500	$34,103
Carrying value on transaction date	(953)	(15)	100	2,379	26	5,974	6,321	13,832
Increase (decrease) in contributed capital	$(1,453)	$(218)	$(1,211)	$(121)	$(9,338)	2,249	(10,179)	$(20,271)
Ownership percentage purchased	51%	20%	35%	20%	49%	13%	50%
Class D units issued	—	—	40	403	161	279	—	883

Schedule of convertible units
Convertible Units
December 31, 2017	49,350
Granted prior to RTO	44,810
Transferred to Pubco at RTO	(66,820)
December 31, 2018	27,340